Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020	Jun. 30, 2020 credit_facility	Jun. 30, 2020 term_loan	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,569,304		$ 1,569,304					$ 1,842,546
Weighted-average interest rate for the Partnership's long-term debt outstanding					2.88%			4.12%
Foreign exchange gains (losses)	(11,624)	$ (7,243)	(6,885)	$ (7,974)
Aggregate annual long-term debt principal repayments, for remainder of year	61,000		61,000
Aggregate annual long-term debt principal repayments, year two	405,200		405,200
Aggregate annual long-term debt principal repayments, year three	373,100		373,100
Aggregate annual long-term debt principal repayments, year four	202,000		202,000
Aggregate annual long-term debt principal repayments, year five	102,100		102,100
Aggregate annual long-term debt principal repayments, thereafter	425,900		425,900
Number of loan facilities | term_loan							5
Long-term debt	1,558,484		$ 1,558,484					$ 1,831,396
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Carrying amount of debt	446		$ 446					$ 3,300
Other U.S. Dollar-denominated Loans | LIBOR
Debt Instrument [Line Items]
Variable interest rate on debt			1.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Number of loan facilities						3	1
Long-term debt	$ 380,000		$ 380,000
Long Term Debt1 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					218.00%
Long Term Debt1 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					115.00%
Long Term Debt2 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					138.00%
Long Term Debt2 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					120.00%
Long Term Debt3 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					192.00%
Long Term Debt3 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance					135.00%
Teekay Nakilat Joint Venture | Qatar Gas Transport Company Ltd [Member]
Debt Instrument [Line Items]
Joint venture co-owned noncontrolling interest percentage					30.00%